Net Income (Loss) per Share - Potentially dilutive shares have been excluded from calculation of diluted net loss per share (Details) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Potentially dilutive shares have been excluded from calculation of diluted net loss per share
Total potentially dilutive shares	54,000	2,073,000	2,073,000
2nd and 3rd Series stock options outstanding
Potentially dilutive shares have been excluded from calculation of diluted net loss per share
Total potentially dilutive shares	54,000	54,000	54,000
4th Series stock options outstanding
Potentially dilutive shares have been excluded from calculation of diluted net loss per share
Total potentially dilutive shares		2,019,000	2,019,000